Treasury stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Treasury stock

The Company authorised a stock buyback program in January 2015 pursuant to which up to 60,000 shares, but not to exceed US$150,000 in value, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant. The Company repurchased a total of 7,314 shares of ordinary share during 2015 for total consideration of approximately US$20,000.